Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes and non-controlling interests	$ 219,651	$ 189,572	$ 173,097
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	36,809	32,196	25,140
Effect of net income for which no income tax benefit/expense is receivable/payable	(929)	1,252	(514)
Effect of foreign income tax rate	(5,192)	(10,392)	(12,823)
Change in PRC income tax rate	(68)	(124)	(832)
Employee share-based compensation	1,833	1,909	1,466
Non-taxable VAT refund	(3,853)	(3,303)	(2,650)
Additional deduction on research and development expenses	(5,958)	(5,109)	(3,720)
Over provision of income taxes in prior years	(212)	(1,595)	(2,162)
Change in valuation allowance	14,939	7,813	13,726
Total provision for income taxes	$ 37,369	$ 22,647	$ 17,631